Stock Options and Warrants (Detail Textuals 3) (USD $)	1 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended
	Jun. 24, 2014	Apr. 11, 2014	Mar. 14, 2014	Jun. 30, 2014 Warrants	Dec. 31, 2013 Warrants	May 31, 2012 Warrants	Feb. 24, 2012 Warrants	Jun. 30, 2014 Warrants Exercise Price One [Member]	Jun. 30, 2014 Warrants Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares to be purchased under rights				7,422,124		58,450	6,363,674
Number of warrants granted and outstanding				6,422,124
Date of warrants expiry				Jun. 23, 2016
Number of warrants exercisable				1,000,000		29,225	3,181,837	3,211,062	3,211,062
Exercise price of warrants				$ 1.00		$ 5.00	$ 5.00	$ 5.00	$ 10.00
Number of warrants exercisable one						29,225	3,181,837
Exercise price of warrants one						10	10.00
Stock option,Expire date				Dec. 31, 2014	Dec. 31, 2014
Number of shares issued related to restricted stock	362,308	150,000	70,000
Percentage of exercise price on closing price				80.00%